Document And Entity Information	Oct. 17, 2026
Document Information [Line Items]
Entity, Registrant Name	Blue Dolphin Energy Company
Document, Type	8-K
Document, Period End Date	Oct. 17, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-15905
Entity, Tax Identification Number	73-1268729
Entity, Address, Address Line One	2301 Commerce Street, Suite 140
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	568-4725
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BDCO
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000793306